Consolidated Statement of Profit or Loss and Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	$ 7,664,784	$ 8,686,118	$ 6,794,816
Finance income	119,511	220,161	36,256
Other income	1,848,731	1,836,822	2,783,391
Changes in inventories	119,425	72,257	(321,223)
Raw materials	(3,879,735)	(4,407,522)	(2,692,311)
Commissions	(216,414)	(236,019)	(156,625)
Employee benefits expenses	(7,586,107)	(6,208,066)	(5,868,655)
Advertising and promotional expenses	(2,609,315)	(2,712,353)	(1,885,402)
Professional fees	(1,285,061)	(1,360,640)	(1,835,444)
Research and development expenses	(752,754)	(1,281,157)	(705,507)
Depreciation and amortization	(534,888)	(676,583)	(578,668)
Impairment expenses	(1,332,000)	(2,125,725)	(564,161)
Other expenses	(3,521,774)	(3,687,030)	(2,154,375)
Finance costs	(51,622)	(29,515)	(15,215)
Loss from operations before income tax	(12,017,219)	(11,909,252)	(7,163,123)
Income tax credit		158,329	32,125
Loss for the year	(12,017,219)	(11,750,923)	(7,130,998)
Other comprehensive income/(loss)
Exchange gains/(losses) on translation of con- trolled foreign operations	(16,266)	100,589	27,864
Other comprehensive income/(loss) for the year, net of tax	(16,266)	100,589	27,864
Total comprehensive loss attributable to the members of Genetic Technologies Ltd	$ (12,033,485)	$ (11,650,334)	$ (7,103,134)
Loss per share (cents per share)
Basic net loss per ordinary share	$ (0.091)	$ (0.116)	$ (0.077)
Diluted net loss per ordinary share	$ (0.091)	$ (0.116)	$ (0.077)
Weighted-average shares outstanding	132,217,246	101,380,750	92,203,483